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                                                                  August 4, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

      Re:    Northern Funds (the "Trust")
             (File Nos. 33-73404 and 811-08236)
             ----------------------------------

Ladies and Gentlemen:

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Trust's Prospectus for the Multi-Manager Funds dated July 31, 2006, does not differ from that contained in Post-Effective Amendment No. 51 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on July 31, 2006 (Accession #: 0000950137-06-008313).

      Please do not hesitate to contact the undersigned at (617) 338-4436 if you have any questions.

                                       Very truly yours,


                                       /s/ Lori V. O'Shaughnessy
                                       -----------------------------------------
                                       Lori V. O'Shaughnessy

cc:   Craig Carberry, Esq.
      Diana McCarthy, Esq.
      Linda J. Hoard, Esq.